REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue
Schedule of net revenues by revenue source

	Three Months Ended June 30,
	2020	2021
Revenue Source	Revenue	Revenue	% Change

Distributors	$98,249	$414,937	322%
Amazon	46,078	39,256	(15)%
Online Sales	15,663	21,843	39%
Gold Leaf Distribution	68,436	328,848	381%
Shipping	5,218	5,725	10%
Sales Returns and Allowances	(6,600)	(19,800)	200%
Net Revenues	$227,044	$790,809	248%

	Six Months Ended June 30,
	2020	2021
Revenue Source	Revenue	Revenue	% Change

Distributors	$235,198	$672,873	186%
Amazon	60,479	77,759	29%
Online Sales	26,687	40,047	50%
Gold Leaf Distribution	123,138	509,130	313%
Shipping	10,225	10,588	(4)%
Sales Returns and Allowances	(13,400)	(57,417)	328%
Net Revenues	$442,327	$1,252,980	183%

	Years Ended December 31,
	2019	2020
Revenue Source	Revenue	Revenue	% Change
Distributors	$1,315,007	$438,745	(67)%
Amazon	133,787	87,965	(34)%
Online Sales	93,124	55,190	(41)%
Gold Leaf Distribution	70,555	332,371	371%
Shipping	70,339	24,663	(65)%
Sales Returns and Allowances	(51,159)	(28,707)	(44)%
Net Revenues	$1,631,653	$910,227	(44)%

Schedule of net revenues by revenue source as percentage

	Three Months Ended June 30,
Revenues	2020	2021
Distributors and Resellers	43%	5%
Amazon	20%	5%
Online Sales	7%	3%
Gold Leaf Distribution	30%	42%
Shipping	2%	1%
Sales Returns, and Allowances	(3)%	(3)%

	Six Months Ended June 30,
Revenues	2020	2021
Distributors and Resellers	53%	54%
Amazon	14%	6%
Online Sales	6%	3%
Gold Leaf Distribution	28%	41%
Shipping	2%	1%
Sales Returns, and Allowances	(3)%	(5)%

	Years Ended December 31,
Revenues	2019	2020
Distributors and Resellers	81%	48%
Amazon	8%	10%
Online Sales	6%	6%
Gold Leaf Distribution	4%	37%
Shipping	4%	3%
Sales Returns, and Allowances	(3)%	(3)%